Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other current liabilities [Abstract]
Schedule of Other Current Liabilities	Composition:
	As of December 31,
	2023		2022

Employees and salary-related institutions	1,574		1,515
Accrued expenses	468	(*)	1,307
Others	-		50
	2,042		2,872
(*)	Includes balance of NIS 113 in respect of management fees to related party as of December 31, 2022 (see Note 18A below).